ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

13. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following as of March 31, 2022 and 2021:

	2022	2021
Accrued wages and welfare	78,776	82,548
Accrued expenses	55,000	55,000
Other tax payable	55,814	28,242
Rental payable	27,882	29,741
Customers’ deposits	871,730	150,993
Other payables	356,271	335,460
	$1,445,473	$681,984